Supplementary Financial Statement Information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenues	$ 1,355,139	$ 1,108,621	$ 973,194
Israel [Member]
Disclosure of geographical areas [line items]
Revenues	846,298	663,341	570,614
United States [Member]
Disclosure of geographical areas [line items]
Revenues	322,892	283,297	252,526
Europe [Member]
Disclosure of geographical areas [line items]
Revenues	131,025	115,444	112,169
Africa [Member]
Disclosure of geographical areas [line items]
Revenues	24,370	2,296	2,529
Japan [Member]
Disclosure of geographical areas [line items]
Revenues	15,763	38,310	30,009
Other [Member]
Disclosure of geographical areas [line items]
Revenues	$ 14,791	$ 5,933	$ 5,347